Financial Instruments - Summary of Activity in Cash Flow Hedging Reserve within Equity Related to all Derivative Instruments Classified as Cash Flow Hedges (Detail) - INR (₨) ₨ in Millions		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about hedges [abstract]
Balance as at the beginning of the year		₨ 773	₨ (1,762)
Changes in fair value of effective portion of derivatives		(1,185)	1,461
Deferred cancellation gain/(loss), net		(91)	40
Net (gain)/loss reclassified to consolidated statement of income on occurrence of hedged transactions	[1]	203	1,016
Net (gain)/loss on ineffective portion of derivative instruments classified to consolidated statement of income		25	18
Gain/(loss) on cash flow hedging derivatives, net		(1,048)	2,535
Balance as at the end of the year		(275)	773
Deferred tax asset/(liability) thereon		65	(195)
Balance as at the end of the year, net of deferred tax		₨ (210)	₨ 578

[1]	Includes net (gain)/loss reclassified to revenue of ₹ 898 and ₹ 394 for the years ended March 31, 2024 and 2025, respectively; net (gain)/loss reclassified to cost of revenues of ₹ 221 and ₹ (51) for the years ended March 31, 2024 and 2025, respectively; net (gain)/loss reclassified to finance expenses of ₹ (167) and ₹ (213) for the years ended March 31, 2024 and 2025, respectively and net (gain)/loss reclassified to finance and other income of ₹ 64 and ₹ 73 for the years ended March 31, 2024 and 2025, respectively.